                                   SUPPLEMENT
                             DATED NOVEMBER 28, 2006
                                     TO THE
       CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS DATED MARCH 1, 2006
                     CLASS Y PROSPECTUS DATED MARCH 1, 2006
                          FOR THE HARTFORD MUTUAL FUNDS

The Prospectuses are revised as follows effective December 15, 2006:

THE HARTFORD INCOME FUND

The investment constraint requiring the Fund to maintain at least an average credit quality of A or higher and to invest, under normal circumstances, at least 60% of its assets in securities rated BBB or higher (or their equivalent) has been changed to a minimum required investment of at least 65% of the Fund's assets in securities rated A or higher (or their equivalent). In addition, the investment constraint permitting the Fund to invest up to 40% of its assets in securities rated below investment grade has been changed to permit the Fund to invest up to 35% of its assets in such securities.

Accordingly, in the section entitled "Principal Investment Strategy," the second through fifth sentences in the first full paragraph are hereby deleted and replaced as follows:

     The fund invests, under normal circumstances, at least 65% of its total assets in securities rated "A" quality of better. This means securities that are rated at the time of purchase within the three highest categories assigned by Moody's ("Aaa", "Aa" or "A") or S&P ("AAA", "AA" or "A") or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these three highest categories. The fund may invest up to 35% of its total assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality).

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                             DATED NOVEMBER 28, 2006
                                     TO THE
       CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS DATED MARCH 1, 2006
                     CLASS Y PROSPECTUS DATED MARCH 1, 2006
                          FOR THE HARTFORD MUTUAL FUNDS

The Prospectuses referenced above are revised as follows effective December 4, 2006:

THE HARTFORD SELECT MIDCAP GROWTH FUND

REPLACEMENT OF CHARTWELL INVESTMENT PARTNERS, LP, GOLDMAN SACHS ASSET MANAGEMENT, LP AND NORTHERN CAPITAL MANAGEMENT, LLC WITH HARTFORD INVESTMENT MANAGEMENT COMPANY AS SUB-ADVISER TO THE HARTFORD SELECT MIDCAP GROWTH FUND

At a Special Meeting of Shareholders held on November 16, 2006, shareholders of The Hartford Select MidCap Growth Fund (the "Fund") approved a sub-advisory agreement (the "Agreement") between Hartford Investment Financial Services, LLC, the fund's investment adviser, and Hartford Investment Management Company ("Hartford Investment Management"). Pursuant to the Agreement, to take effect on or about December 4, 2006, Hartford Investment Management will replace the Fund's current sub-advisers, Chartwell Investment Partners, LP ("Chartwell"), Goldman Sachs Asset Management, LP ("Goldman Sachs") and Northern Capital Management, LLC ("Northern Capital") and will serve as sole sub-adviser to the Fund. Accordingly, all references and disclosures concerning Chartwell, Goldman Sachs and Northern are herby deleted.

(a) In the section entitled "Principal Investment Strategy," the second through fifth paragraphs are deleted and replaced with the following:

Hartford Investment Management seeks to achieve the fund's goal of long-term capital appreciation by using a quantitative multifactor approach to bottom-up stock selection. Hartford Investment Management utilizes a set of varied market factors to model each stock's relative attractiveness, with a focus on those factors driving the market.

(b) In the section entitled "Main Risks," the third and fourth paragraphs are deleted and replaced with the following:

The sub-adviser's investment strategy will influence performance significantly. If the sub-adviser's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money. In addition, if the sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

(c) In the section entitled "Past Performance," after the last full paragraph, the following sentence is added:

     Hartford Investment Management became a sub-adviser effective December 4, 2006. Performance information represents performance of pervious sub-advisers.

(d) In the section entitled "Investment Strategies and Investment Matters," the sub-section entitled "Implementation of Principal Investment Strategies for The Hartford Select MidCap Growth and The Hartford Select MidCap Value Fund" is hereby deleted.

(e) In the section entitled "Management of the Funds, The Investment Sub-Adviser," the second full paragraph concerning Hartford Investment Management, the "Select MidCap Growth Fund" is added to the list of funds sub-advised by Hartford Investment Management.

(f) In the section entitled "Management of the Funds, Portfolio Managers of the Funds", the sentence "The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers" is hereby deleted and the disclosure regarding the "Portfolio Managers" for Select MidCap Growth Fund is replaced with the following:

HARTFORD INVESTMENT MANAGEMENT Hugh Whelan, Executive Vice President of Hartford Investment Management, has served as portfolio manager of the fund since December 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management. Previously he was a quantitative portfolio manager and analyst in ING's fixed income group, specializing in corporate securities.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                             DATED NOVEMBER 28. 2006
                                     TO THE
       CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS DATED MARCH 1, 2006
                     CLASS Y PROSPECTUS DATED MARCH 1, 2006
                          FOR THE HARTFORD MUTUAL FUNDS

The Prospectuses referenced above are revised as follows effective December 4, 2006:

THE HARTFORD SELECT MIDCAP VALUE FUND

REPLACEMENT OF ARTISAN PARTNERS LIMITED PARTNERSHIP, CRAMER ROSENTHAL MCGLYNN, LLC AND STERLING CAPITAL MANAGEMENT WITH HARTFORD INVESTMENT MANAGEMENT COMPANY AS SUB-ADVISER TO THE HARTFORD SELECT MIDCAP VALUE FUND

At a Special Meeting of Shareholders held on November 16, 2006, shareholders of The Hartford Select MidCap Value Fund (the "Fund") approved a sub-advisory agreement (the "Agreement") between Hartford Investment Financial Services, LLC, the Fund's investment adviser, and Hartford Investment Management Company ("Hartford Investment Management"). Pursuant to the Agreement, to take effect on or about December 4, 2006, Hartford Investment Management will replace the Fund's current sub-advisers, Artisan Partners Limited Partnership ("Artisan"), Cramer Rosenthal McGlynn, LLC ("Cramer") and Sterling Capital Management ("Sterling") and will serve as sole sub-adviser to the Fund. Accordingly, all references and disclosures concerning Artisan, Cramer and Sterling are herby deleted.

(a) In the section entitled "Principal Investment Strategy," the second through fifth paragraphs are deleted and replaced with the following:

Hartford Investment Management seeks to achieve the fund's goal of long-term capital appreciation by using a quantitative multifactor approach to bottom-up stock selection. Hartford Investment Management utilizes a set of varied market factors to model each stock's relative attractiveness, with a focus on those factors driving the market.

(b) In the section entitled "Main Risks," the fourth paragraph is deleted and replaced with the following:

The sub-adviser's investment strategy will influence performance significantly. If the sub-adviser's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money. In addition, if the sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

(c) In the section entitled "Past Performance," after the last full paragraph, the following sentence is added:

     Hartford Investment Management became a sub-adviser effective December 4, 2006. Performance information represents performance of previous sub-advisers.

(d) In the section entitled "Investment Strategies and Investment Matters," the sub-section entitled "Implementation of Principal Investment Strategies for The Hartford Select MidCap Growth and The Hartford Select MidCap Value Fund" is hereby deleted.

(e) In the section entitled "Management of the Funds, The Investment Sub-Adviser," in the second full paragraph concerning Hartford Investment Management, the "Select MidCap Value Fund" is added to the list of funds sub-advised by Hartford Investment Management.

(f) In the section entitled "Management of the Funds, Portfolio Managers of the Funds", the sentence "The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers" is hereby deleted and the disclosure regarding the "Portfolio Managers" for Select MidCap Value Fund is replaced with the following:

HARTFORD INVESTMENT MANAGEMENT Hugh Whelan, Executive Vice President of Hartford Investment Management, has served as portfolio manager of the fund since December 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management. Previously he was a quantitative portfolio manager and analyst in ING's fixed income group, specializing in corporate securities.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                             DATED NOVEMBER 28, 2006
                                     TO THE
       CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS DATED MARCH 1, 2006
                               CLASS Y PROSPECTUS
         CLASS L, CLASS M, CLASS N, CLASS H, CLASS Z, CLASS E PROSPECTUS
                               DATED MARCH 1, 2006
                          FOR THE HARTFORD MUTUAL FUNDS

The Prospectuses are revised as follows effective December 15, 2006:

                            Tax-Free California Fund
                            Tax-Free Minnesota Fund
                            Tax-Free National Fund
                            Tax-Free New York Fund

The investment constraint that permits the Funds to invest no more than 20% of their assets in securities rated below investment grade has been changed to permit the Funds to invest up to 35% of their assets in such securities.

Accordingly, in the section entitled "Principal Investment Strategy," the second sentence in the second full paragraph is hereby deleted and replaced as follows:

     At least 65% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality.

In addition, in the same paragraph, the fourth sentence is hereby deleted and replaced as follows:

The fund may invest up to 35% of its total assets in non-investment grade debt securities.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                             DATED NOVEMBER 28, 2006
                                     TO THE
       CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS DATED MARCH 1, 2006
                     CLASS Y PROSPECTUS DATED MARCH 1, 2006
         CLASS L, CLASS M, CLASS N, CLASS H, CLASS Z, CLASS E PROSPECTUS
                               DATED MARCH 1, 2006
                     CLASS I PROSPECTUS DATED JULY 31, 2006
                          FOR THE HARTFORD MUTUAL FUNDS

The Prospectuses are revised as follows effective January 1, 2007:

The Hartford Floating Rate Fund
The Hartford High Yield Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Short Duration Fund
The Hartford Tax-Free California Fund
The Hartford Tax-Free Minnesota Fund
The Hartford Tax-Free National Fund
The Hartford Tax-Free New York Fund
The Hartford Total Return Bond Fund
The Hartford U.S. Government Securities

On November 1, 2006, the Board of Directors approved a resolution amending the dividend payment policy of the above referenced Funds. The dividend payment policy has been changed effective January 1, 2007 from declaring and paying dividends monthly to a policy declaring dividends daily and paying dividends monthly.

Accordingly, in the section entitled "Transaction Policies," "Dividends and Distributions" the references in the fourth sentence relating to the above referenced Funds are hereby deleted. In addition, in the same section, the following sentences are inserted between the fourth and fifth sentences:

Dividends from net investment income of the Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Short Duration Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund, Total Return Bond Fund and U.S. Government Securities are declared daily and paid monthly. Dividends from the Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Short Duration Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund, Total Return Bond Fund and U.S. Government Securities are not paid on shares until the day following the date on which shares are issued.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                             DATE NOVEMBER 28, 2006
         TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")
   FOR THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.
                               DATED JULY 31, 2006

The following information is effective December 15, 2006:

   THE HARTFORD INCOME FUND
   THE HARTFORD TAX-FREE CALIFORNIA FUND
   THE HARTFORD TAX-FREE MINNESOTA FUND
   THE HARTFORD TAX-FREE NATIONAL FUND
   THE HARTFORD TAX FREE NEW YORK FUND

The investment constraint that permits the Income Fund to invest up to 40% of its assets in securities rated below investment grade has been changed to permit the Fund to invest up to 35% of its assets in such securities. In addition, the investment constraint that permits the Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax Free New York Fund to invest no more than 20% of their assets in securities rated below investment grade has been changed to permit the Funds to invest up to 35% of their assets in such securities.

Accordingly, in the section entitled "Miscellaneous Investment Strategies and Risks" "High Yield-High Risk Debt Securities and Bank Loans," the third sentence in the first full paragraph is hereby deleted and replaced as follows:

     The Floating Rate Fund, Income Fund, Inflation Plus Fund, International Small Company Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund are permitted to invest up to 100%, 35%, 20%, 15%, 35%, 35%, 35% and 35%, respectively, of their total assets (net assets in the case of Inflation Plus Fund) in fixed income securities (and in the case of the Floating Rate Fund, Income Fund, and Inflation Plus Fund, bank loans) rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, Inc. or of comparable quality if not rated.

                   THE HARTFORD GLOBAL FINANCIAL SERVICES FUND

Mark T. Lynch has assumed sole portfolio management responsibilities of The Hartford Global Financial Services Fund. Theodore E. Shasta, Jennifer L. Nettesheim and Andrew R. Heiskell will no longer serve as portfolio managers. Accordingly, all references and disclosures concerning Theodore E. Shasta, Jennifer L. Nettesheim and Andrew R. Heiskell are hereby deleted.

                  THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

Nicholas Choumenkovitch has assumed sole portfolio management responsibilities of The Hartford International Opportunities Fund. Trond Skramstad will no longer serve as a portfolio manager. Accordingly, all references and disclosures concerning Trond Skramstad is hereby deleted.

The following information is effective December 4, 2006:

                     THE HARTFORD SELECT MIDCAP GROWTH FUND
                      THE HARTFORD SELECT MIDCAP VALUE FUND

At a Special Meeting of Shareholders held on November 16, 2006, shareholders of The Hartford Select MidCap Growth Fund (the "Fund") approved a sub-advisory agreement (the "Agreement") between Hartford Investment Financial Services, LLC, the fund's investment adviser, and Hartford Investment Management Company ("Hartford Investment Management"). Pursuant to the Agreement, to take effect on or about December 4, 2006, Hartford Investment Management will replace the Fund's current sub-advisers, Chartwell Investment Partners, LP ("Chartwell"), Goldman Sachs Asset Management, LP ("Goldman Sachs") and Northern Capital Management, LLC ("Northern Capital") and will serve as sole sub-adviser to the Fund. Accordingly, all references and disclosures concerning Chartwell, Goldman Sachs and Northern are hereby deleted.

At a Special Meeting of Shareholders held on November 16, 2006, shareholders of The Hartford Select MidCap Value Fund (the "Fund") approved a sub-advisory agreement (the "Agreement") between Hartford Investment Financial Services, LLC, the Fund's investment adviser, and Hartford Investment Management Company ("Hartford Investment Management"). Pursuant to the Agreement, to take effect on or about December 4, 2006, Hartford Investment Management will replace the Fund's current sub-advisers, Artisan Partners Limited Partnership ("Artisan"), Cramer Rosenthal McGlynn, LLC ("Cramer") and Sterling Capital Management ("Sterling") and will serve as sole sub-adviser to the Fund. Accordingly, all references and disclosures concerning Artisan, Cramer and Sterling are hereby deleted.

(a) In the section entitled "Investment Management Arrangements," in the second full paragraph concerning Hartford Investment Management, the "Select MidCap Growth Fund" and the "Select MidCap Value Fund" are added to the list of funds sub-advised by Hartford Investment Management

(b) In the section entitled "Investment Management Fees"
"Sub-Advisory/Investment Advisory Fees," in the first sub-advisory fee table, the table is supplemented by adding the "Select MidCap Growth Fund" and the "Select MidCap Value Fund" to the list of funds.

(c) In the section entitled "Portfolio Managers - Other Accounts Sub-advised by Hartford Investment Management Portfolio Managers" the information in the table pertaining to Hugh Whelan is deleted and replaced with the following:

                    Registered
                    Investment
                      Company                      Pooled                       Other
Portfolio Manager    Accounts    Assets Managed   Accounts   Assets Managed   Accounts   Assets Managed
-----------------   ----------   --------------   --------   --------------   --------   --------------
Hugh Whelan(1)           9       $1,720,203,776       0            $0             5        $50,848,000

(1) The information presented in the table above is current as of September 30, 2006.

(d) In the section entitled "Compensation of Hartford Investment Management Portfolio Managers," the table listing each Fund sub-advised by Hartford Investment Management and its corresponding performance benchmark is amended by inserting the following information:

FUND                        BENCHMARK
----                        ---------
Select MidCap Growth Fund   Russell MidCap Growth Index
Select MidCap Value Fund    Russell MidCap Value Index

(e) In the section entitled "Equity Securities Beneficially Owned by Hartford Investment Management Portfolio Managers," the table listing the securities beneficially owned by Hartford Investment Management portfolio managers is amended by inserting the inserting the following information

                                                    DOLLAR RANGE OF EQUITY
                                                   SECURITIES BENEFICIALLY
PORTFOLIO MANAGER   FUND (S) SUB-ADVISED/MANAGED            OWNED
-----------------   ----------------------------   -----------------------
Hugh Whelan(1)      Select MidCap Growth Fund                None
Hugh Whelan(1)      Select MidCap Value Fund                 None

(1) Mr. Whelan became a portfolio manager for The Hartford Select MidCap Growth Fund and The Hartford Select MidCap Value Fund in December 2006. Therefore, the information presented in the table above pertaining to The Hartford Select MidCap Growth Fund and The Hartford Select MidCap Value Fund is current as of November 28, 2006.

     THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                             DATED NOVEMBER 28, 2006
                                     TO THE
       CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS DATED MARCH 1, 2006
                  CLASS Y SHARES PROSPECTUS DATED MARCH 1, 2006
                       FOR THE HARTFORD MUTUAL FUNDS, INC.


The Prospectuses referenced above are revised as follows effective December 15, 2006:

THE HARTFORD GLOBAL FINANCIAL SERVICES FUND

Mark T. Lynch has assumed sole portfolio management responsibilities of The Hartford Global Financial Services Fund. Theodore E. Shasta, Jennifer L. Nettesheim and Andrew R. Heiskell will no longer serve as portfolio managers. Accordingly in the section entitled "Management of the Funds, "Portfolio Managers of the Fund," the disclosure immediately following the sub-heading "Global Financial Services Fund" regarding the global industry analysts team is hereby deleted. In addition, the disclosures referring to Theodore E. Shasta, Jennifer L. Nettesheim and Andrew R. Heiskell are hereby deleted.


  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                             DATED NOVEMBER 28, 2006
                                     TO THE
       CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS DATED MARCH 1, 2006
                  CLASS Y SHARES PROSPECTUS DATED MARCH 1, 2006
                       FOR THE HARTFORD MUTUAL FUNDS, INC.


The Prospectuses referenced above are revised as follows effective December 15, 2006:

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

(a) Nicholas M. Choumenkovitch has assumed sole portfolio management responsibilities of The Hartford International Opportunities Fund. Trond Skramstad will no longer serve as a portfolio manager. Accordingly, in the section entitled "Management of the Funds, "Portfolio Managers of the Fund," the disclosure referring to Trond Skramstad is hereby deleted.

(b) In the section entitled "Principal Investment Strategy," the second and third paragraphs are deleted and replaced with the following:

Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value. Wellington Management seeks to invest in companies with underappreciated assets, improving return on capital and/or stocks that it believes are mis-priced by the market due to short-term issues. This proprietary research takes into account each company's long-term history as well as our analysts' forward-looking estimates, and allows for a comparison of the intrinsic value of stocks on a global basis focusing on return on invested capital in conjunction with other valuation metrics. Portfolio construction is driven primarily by bottom-up stock selection, with region, country and sector weightings being secondary factors.

The fund may invest in opportunities across the market capitalization spectrum, but under normal circumstances invests primarily in large and mid capitalization companies, resulting in a portfolio with market capitalization characteristics similar to the MSCI AC World ex US Index. As of December 31, 2005, the range of market capitalizations of companies in the MSCI AC World ex US Index was between approximately $24 million and $222 billion.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.